DEVELOPMENT STAGE OPERATIONS (Details) - $ / shares	152 Months Ended	156 Months Ended
	Dec. 31, 2014	May. 06, 2015
Development stage operation [Line Items]
Common Stock, Shares, Issued	3,092,766	3,142,737
Equity Issuance Per Share Amount	$ 125.25	$ 125.25